Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses
(8)	Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2010	2011
Accrued consulting and professional fees	$730	$119
Accrued research and development	679	235
Other	143	83
	$1,552	$437